Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (33,906,000)	$ (36,961,000)	$ (61,606,000)	$ (11,635,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	4,598,000	513,000
Depreciation and amortization	4,437,000	5,323,000	7,128,000	3,335,000
Gain on disposal of property and equipment	(1,484,000)	(153,000)	16,000	(956,000)
Realized gain on sale of cryptocurrencies	(273,000)	(2,506,000)	(3,998,000)	(16,451,000)
Loss contingency	0	0
Gain on extinguishment of leases	(375,000)
Loss (gain) on change in fair value of warrant liability	4,598,000	513,000	(22,948,000)	586,000
Impairment of cryptocurrencies	253,000	4,722,000	6,026,000	7,308,000
Non-cash interest expense	21,022,000	19,222,000	10,691,000	2,982,000
Unit-based compensation	72,000	99,000	132,000	191,000
Operating right-of-use asset	182,000	48,000
Cryptocurrency mined, net	(6,598,000)	(12,319,000)	(13,900,000)	(30,651,000)
Change in fair value of embedded derivative				7,108,000
Loss on extinguishment of debt			51,079,000	19,824,000
Gain on termination of warrant			(139,000)
Impairment of property and mining equipment			95,000	424,000
Gain on paycheck protection program loan forgiveness				(193,000)
Changes in operating assets and liabilities:
Other receivables and notes receivables	(1,365,000)	(614,000)	81,000	(374,000)
Prepaid expenses and other current assets	(11,000)	1,522,000	1,465,000	(208,000)
Long term deposits	(460,000)	269,000	530,000	(5,000)
Operating lease right-of-use asset			209,000	17,000
Accounts payable	(1,615,000)	8,776,000	4,888,000	1,115,000
Accrued expenses and other current liabilities	567,000	2,029,000	1,214,000	2,298,000
Deferred tax liability	(229,000)	(530,000)	(426,000)	655,000
Operating lease liability	(168,000)	116,000	(19,000)	(157,000)
Finance lease liability	(2,000)	(17,000)	(13,000)	(32,000)
Net cash used in operating activities	(15,355,000)	(10,461,000)	(19,495,000)	(14,819,000)
Cash flows from investing activities:
Proceeds from sale of cryptocurrencies	6,535,000	24,508,000	26,871,000	27,173,000
Deposits on purchases of property and equipment		(7,374,000)	(7,374,000)	(17,025,000)
Purchases of property and equipment	(110,000)	(15,006,000)	(14,112,000)	(7,763,000)
Proceeds from disposal of property and equipment	2,132,000	336,000	589,000	1,117,000
Net cash provided by investing activities	8,557,000	2,464,000	5,974,000	3,502,000
Cash flows from financing activities:
Proceeds from issuance of US dollar notes payable	7,795,000	9,781,000
Repayment of U.S. dollar notes payable	(1,152,000)
Payments on construction loan				(105,000)
Proceeds from issuance of US dollar notes payable and shareholder loans			13,881,000	12,000,000
Net cash provided by financing activities	6,643,000	9,781,000	13,881,000	11,895,000
Net increase (decrease) in cash	(155,000)	1,784,000	360,000	578,000
Cash, beginning of the period	969,000	609,000	609,000	31,000
Cash, end of the period	814,000	2,393,000	969,000	609,000
Reconciliation of cash and restricted cash to the Consolidated Balance Sheet
Cash	491,000	2,070,000	646,000	286,000
Restricted Cash	323,000	323,000	323,000	323,000
Total cash and restricted cash	814,000	2,393,000	969,000	609,000
Supplemental disclosure of noncash investing and financing activities:
Cash paid for interest	856,000	3,159,000	3,287,000	371,000
Fair value of payment made in cryptocurrency for revenue share consideration		475,000	461,000
Right-of-use asset and lease liability associated with financing lease	0	47,000	47,000	338,000
Right-of-use asset and lease liability associated with operating lease	55,000	1,375,000	1,375,000	1,306,000
Fair value of warrant liability issued in connection with notes payable	58,454,000	17,123,000	49,421,000	29,234,000
Interest paid in cryptocurrency				1,164,000
Non-cash settlement of cryptocurrency notes payable through refinancing in US dollar				21,851,000
Non-Cash Deposits used in Purchase of Miner Chips			5,715,000
ADIT EDTECH ACQUISITION CORP [Member]
Cash flows from operating activities:
Net (loss) income	(1,852,959)	4,625,385	4,832,848	(2,632,760)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	64,204	(4,708,696)	(4,585,205)	(956,035)
Interest earned on cash held in Trust Account			(3,984,085)	(115,444)
Interest earned on cash and marketable securities held in Trust Account	(645,030)	(1,743,104)
Interest accrued on interest bearing note	20,956
Changes in operating assets and liabilities:
Prepaid expenses	(54,513)	156,489	201,892	(279,666)
Income taxes payable	(714,631)	316,701	795,203
Accrued offering costs and expenses	1,497,428	531,799	1,653,664	3,311,387
Due to related party	78,698	90,000	120,000	214
Cash held in Trust for redeemed shares			(1,093,204)
Common stock to be redeemed			1,093,204
Net cash used in operating activities	(1,605,847)	(731,426)	(965,683)	(672,304)
Cash flows from investing activities:
Cash withdrawn for redemptions, net	4,945,692		253,712,545
Deposit in Trust for extension payments	(1,068,272)
Cash withdrawn from Trust Account to pay franchise tax and income taxes	286,579	200,000	1,345,596
Cash held in Trust for redeemed shares	1,093,204
Common stock to be redeemed	(1,093,204)
Investment held in Trust Account				(276,000,000)
Net cash provided by investing activities	4,163,999	200,000	255,058,141	(276,000,000)
Cash flows from financing activities:
Redemption of common stock	(4,945,692)
Proceeds from issuance of promissory note to related party	202,683	100,000	150,000	150,000
Proceeds from promissory note—extension	1,418,272
Proceeds from Initial Public Offering, net of underwriters' fees				270,480,000
Proceeds from private placement				7,270,000
Payments of offering costs				(651,036)
Redemption of common stock, net			(253,712,545)
Payment of promissory note to related party				(150,000)
Net cash provided by financing activities	(3,324,737)	100,000	(253,562,545)	277,098,964
Net increase (decrease) in cash	(766,585)	(431,426)	529,913	426,660
Cash, beginning of the period	992,187	462,274	462,274	35,614
Cash, end of the period	225,602	30,848	992,187	462,274
Supplemental disclosure of noncash investing and financing activities:
Excise tax payable	49,457
Remeasurement of carrying value to redemption value	$ 1,523,233	$ 1,191,397	2,986,368
Deferred underwriting commissions charged to additional paid-in capital			(2,898,000)	9,660,000
Initial value of common stock subject to possible redemption				276,000,000
Deferred offering costs paid by Sponsor loan				18,773
Modification to Private Placement Warrants to qualify as liability				$ 6,000,476
Reduction of deferred underwriting fee payable			$ 2,898,000